Segregated Funds (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Composition of Net Assets by Categories of Segregated Funds
The composition of net assets by categories of segregated funds was within the following ranges for the years ended December 31, 2022 and 2021.

Ranges in per cent
Type of fund	2022	2021
Money market funds	2% to 3%	2% to 3%
Fixed income funds	13% to 14%	14% to 15%
Balanced funds	22% to 23%	22% to 23%
Equity funds	61% to 62%	60% to 62%

Summary of Composition of Segregated Funds Net Assets	The carrying value and change in segregated funds net assets are as follows.
Segregated funds net assets

As at December 31,	2022	2021
Investments at market value
Cash and short-term securities	$4,280	$3,955
Debt securities	15,270	18,651
Equities	15,499	16,844
Mutual funds	308,707	354,882
Other investments	4,293	4,613
Accrued investment income	1,680	2,340
Other assets and liabilities, net	(796)	(1,089)
Total segregated funds net assets	$348,933	$400,196
Composition of segregated funds net assets
Held by policyholders	$348,562	$399,788
Held by the Company	371	408
Total segregated funds net assets	$348,933	$400,196

Summary of Changes in Segregated Funds Net Assets
Changes in segregated funds net assets

For the years ended December 31,	2022	2021
Net policyholder cash flows
Deposits from policyholders	$42,427	$44,548
Net transfers to general fund	(1,267)	(732)
Payments to policyholders	(46,333)	(52,182)
	(5,173)	(8,366)
Investment related
Interest and dividends	21,900	24,092
Net realized and unrealized investment gains (losses)	(78,017)	21,549
	(56,117)	45,641
Other
Management and administration fees	(3,886)	(4,115)
Impact of changes in foreign exchange rates	13,913	(773)
	10,027	(4,888)
Net additions (deductions)	(51,263)	32,387
Segregated funds net assets, beginning of year	400,196	367,809
Segregated funds net assets, end of year	$348,933	$400,196